Pension plans (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pension plans
Percentage of asset classes mix in fixed income under option one	100.00%
Percentage of asset classes mix in fixed income under option two	80.00%
Percentage of asset classes mix in equities under option two	20.00%
Percentage of asset classes mix in fixed income under option three	65.00%
Percentage of asset classes mix in equities under option three	35.00%
Overfunded pension plans
Pension plans
Total	8,105	6,780
Funds not related to risk plans	(1,828)	(1,195)
Overfunded pension plans | Cash and cash equivalents
Pension plans
Total	2	6
Overfunded pension plans | Accounts Receivable
Pension plans
Total	15	81
Overfunded pension plans | Equity securities - liquid
Pension plans
Total	1,508	1,396
Overfunded pension plans | Debt securities - Corporate bonds
Pension plans
Total	560	420
Overfunded pension plans | Debt securities - Government bonds
Pension plans
Total	2,134	2,114
Overfunded pension plans | Investment funds - Fixed Income
Pension plans
Total	2,292	1,610
Overfunded pension plans | Investment funds - Equity
Pension plans
Total	539	513
Overfunded pension plans | International investments
Pension plans
Total	13	23
Overfunded pension plans | Structured investments - Private Equity funds
Pension plans
Total	194	128
Overfunded pension plans | Structured investments - Real estate funds
Pension plans
Total	21	19
Overfunded pension plans | Real estate
Pension plans
Total	482	288
Overfunded pension plans | Loans to Participants
Pension plans
Total	345	182
Overfunded pension plans | Level 1
Pension plans
Total	6,420	5,668
Overfunded pension plans | Level 1 | Cash and cash equivalents
Pension plans
Total	2	6
Overfunded pension plans | Level 1 | Accounts Receivable
Pension plans
Total	15	81
Overfunded pension plans | Level 1 | Equity securities - liquid
Pension plans
Total	1,425	1,321
Overfunded pension plans | Level 1 | Debt securities - Government bonds
Pension plans
Total	2,134	2,114
Overfunded pension plans | Level 1 | Investment funds - Fixed Income
Pension plans
Total	2,292	1,610
Overfunded pension plans | Level 1 | Investment funds - Equity
Pension plans
Total	539	513
Overfunded pension plans | Level 1 | International investments
Pension plans
Total	13	23
Overfunded pension plans | Level 2
Pension plans
Total	643	495
Overfunded pension plans | Level 2 | Equity securities - liquid
Pension plans
Total	83	75
Overfunded pension plans | Level 2 | Debt securities - Corporate bonds
Pension plans
Total	560	420
Overfunded pension plans | Level 3
Pension plans
Total	1,042	617
Overfunded pension plans | Level 3 | Structured investments - Private Equity funds
Pension plans
Total	194	128
Overfunded pension plans | Level 3 | Structured investments - Real estate funds
Pension plans
Total	21	19
Overfunded pension plans | Level 3 | Real estate
Pension plans
Total	482	288
Overfunded pension plans | Level 3 | Loans to Participants
Pension plans
Total	345	182
Underfunded pension plans
Pension plans
Total	3,662	5,323
Funds not related to risk plans		(678)
Underfunded pension plans | Equity
Pension plans
Total	1,232	1,628
Underfunded pension plans | Cash and cash equivalents
Pension plans
Total	41	52
Underfunded pension plans | Accounts Receivable
Pension plans
Total	11	20
Underfunded pension plans | Debt securities
Pension plans
Total	259	175
Underfunded pension plans | Debt securities - Government bonds
Pension plans
Total	660	786
Underfunded pension plans | Investment funds - Fixed Income
Pension plans
Total	1,007	1,799
Underfunded pension plans | Investment funds - Equity
Pension plans
Total	450	437
Underfunded pension plans | International investments
Pension plans
Total	2	6
Underfunded pension plans | Investment funds - Private Equity
Pension plans
Total		216
Underfunded pension plans | Structured investments - Private Equity funds
Pension plans
Total		15
Underfunded pension plans | Structured investments - Real estate funds
Pension plans
Total		1
Underfunded pension plans | Real estate
Pension plans
Total		37
Underfunded pension plans | Loans to Participants
Pension plans
Total		151
Underfunded pension plans | Level 1
Pension plans
Total	1,805	3,424
Underfunded pension plans | Level 1 | Equity
Pension plans
Total	1,231	1,623
Underfunded pension plans | Level 1 | Cash and cash equivalents
Pension plans
Total	17	22
Underfunded pension plans | Level 1 | Accounts Receivable
Pension plans
Total	11	20
Underfunded pension plans | Level 1 | Debt securities - Government bonds
Pension plans
Total	33	370
Underfunded pension plans | Level 1 | Investment funds - Fixed Income
Pension plans
Total	439	1,079
Underfunded pension plans | Level 1 | Investment funds - Equity
Pension plans
Total	74	91
Underfunded pension plans | Level 1 | International investments
Pension plans
Total		3
Underfunded pension plans | Level 1 | Investment funds - Private Equity
Pension plans
Total		216
Underfunded pension plans | Level 2
Pension plans
Total	1,857	1,695
Underfunded pension plans | Level 2 | Equity
Pension plans
Total	1	5
Underfunded pension plans | Level 2 | Cash and cash equivalents
Pension plans
Total	24	30
Underfunded pension plans | Level 2 | Debt securities
Pension plans
Total	259	175
Underfunded pension plans | Level 2 | Debt securities - Government bonds
Pension plans
Total	627	416
Underfunded pension plans | Level 2 | Investment funds - Fixed Income
Pension plans
Total	568	720
Underfunded pension plans | Level 2 | Investment funds - Equity
Pension plans
Total	376	346
Underfunded pension plans | Level 2 | International investments
Pension plans
Total	2	3
Underfunded pension plans | Level 3
Pension plans
Total		204
Underfunded pension plans | Level 3 | Structured investments - Private Equity funds
Pension plans
Total		15
Underfunded pension plans | Level 3 | Structured investments - Real estate funds
Pension plans
Total		1
Underfunded pension plans | Level 3 | Real estate
Pension plans
Total		37
Underfunded pension plans | Level 3 | Loans to Participants
Pension plans
Total		151
Underfunded other benefits
Pension plans
Total	1	13
Underfunded other benefits | Cash and cash equivalents
Pension plans
Total	1	13
Underfunded other benefits | Level 1
Pension plans
Total	1	13
Underfunded other benefits | Level 1 | Cash and cash equivalents
Pension plans
Total	1	13
Brazil
Pension plans
Number of asset classes	6
Number of Investments Committees that approves Investment Policy Statements	2
Brazil | Overfunded pension plans | Real estate
Pension plans
Return target in 2012 (as a percent)	12.80%
Brazil | Overfunded pension plans | Loans to Participants
Pension plans
Return target in 2012 (as a percent)	16.00%
Brazil | Overfunded pension plans | Old Plan
Pension plans
Target allocation (as a percent)	55.00%
Average nominal return (as a percent)	20.00%
Average nominal return term (in years)	11
Brazil | Overfunded pension plans | Old Plan | Fixed Income
Pension plans
Target allocation (as a percent)	57.00%	52.00%
Brazil | Overfunded pension plans | Old Plan | Equity
Pension plans
Target allocation (as a percent)	24.00%	28.00%
Brazil | Overfunded pension plans | Old Plan | International investments
Pension plans
Target allocation (as a percent)	1.00%	2.00%
Brazil | Overfunded pension plans | Old Plan | Structured investments
Pension plans
Target allocation (as a percent)	6.00%	6.00%
Brazil | Overfunded pension plans | Old Plan | Structured investments - Private Equity funds
Pension plans
Target allocation (as a percent)	6.00%
Return target in 2012 (as a percent)	11.94%
Brazil | Overfunded pension plans | Old Plan | Structured investments - Private Equity funds | Minimum
Pension plans
Target allocation (as a percent)	2.00%
Brazil | Overfunded pension plans | Old Plan | Structured investments - Private Equity funds | Maximum
Pension plans
Target allocation (as a percent)	10.00%
Brazil | Overfunded pension plans | Old Plan | Real estate
Pension plans
Target allocation (as a percent)	8.00%	7.00%
Brazil | Overfunded pension plans | Old Plan | Loans to Participants
Pension plans
Target allocation (as a percent)	4.00%	5.00%
Brazil | Overfunded pension plans | Vale Mais Plan
Pension plans
Target allocation (as a percent)	55.00%
Average nominal return (as a percent)	16.00%
Average nominal return term (in years)	11
Number of options of asset classes mix	3
Brazil | Overfunded pension plans | Vale Mais Plan | Fixed Income
Pension plans
Target allocation (as a percent)	56.00%	59.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Equity
Pension plans
Target allocation (as a percent)	24.00%	24.00%
Brazil | Overfunded pension plans | Vale Mais Plan | International investments
Pension plans
Target allocation (as a percent)	0.50%	1.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Structured investments
Pension plans
Target allocation (as a percent)	3.50%	2.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Structured investments - Private Equity funds
Pension plans
Target allocation (as a percent)	5.30%
Return target in 2012 (as a percent)	11.51%
Brazil | Overfunded pension plans | Vale Mais Plan | Structured investments - Private Equity funds | Minimum
Pension plans
Target allocation (as a percent)	1.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Structured investments - Private Equity funds | Maximum
Pension plans
Target allocation (as a percent)	10.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Real estate
Pension plans
Target allocation (as a percent)	6.00%	4.00%
Brazil | Overfunded pension plans | Vale Mais Plan | Loans to Participants
Pension plans
Target allocation (as a percent)	10.00%	10.00%
Brazil | Underfunded pension plans
Pension plans
Average nominal return (as a percent)	16.00%
Average nominal return term (in years)	6
Foreign | Underfunded pension plans | Fixed Income
Pension plans
Target allocation (as a percent)	40.00%
Foreign | Underfunded pension plans | Equity
Pension plans
Target allocation (as a percent)	60.00%
Foreign | Underfunded pension plans | PT Inco | Equity
Pension plans
Target allocation (as a percent)	20.00%